Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets Net

	As of December 31,
	2019	2020
	RMB	RMB
Cost:
Trademark (a)	7,592	177,805
Software	3,435	15,778
Total cost	11,027	193,583
Less: accumulated amortization	(999)	(4,493)
Intangible assets, net	10,028	189,090

(a)

In the year ended December 31, 2020, the Group formed a subsidiary, in which Group held 90% equity interest, with a third party (“Seller”). In October 2020, the subsidiary completed acquisition of the trademark of Galénic, a French skincare brand, from the Seller. The amount of trademark recognized in this transaction was RMB 166,451.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

As of December 31, 2020, estimated amortization expenses for future periods are expected to be as follows:

Year ended December 31, 2020
RMB

2021	14,464
2022	14,040
2023	13,976
2024	13,612
2025 and thereafter	132,998
Total expected amortization expense	189,090